Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income (loss)	$ 24,174	$ (31,699)	$ (6,056)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	785	1,052	1,346
Stock-based compensation expense	2,981	1,693	1,003
Accretion of premiums and discounts on investments	715	833	302
Amortization of discount on loan payable	74	98	97
Amortization of deferred financing costs	29	38	38
Re-measurement of warrant to purchase redeemable securities	0	117	4
Amortization of deferred lease incentive	(308)	(367)	(513)
Loss on disposal of asset	4	0	0
Changes in operating assets and liabilities:
Accounts receivable	951	(851)	(157)
Interest receivable	81	(170)	10
Prepaid expenses and other current assets	(491)	(137)	32
Restricted cash	0	306	0
Other assets	23	82	69
Accounts payable	(90)	(32)	158
Accrued expenses and other liabilities	(223)	2,863	(15)
Landlord lease incentive	0	350	0
Income taxes payable	75	0	0
Deferred rent	(68)	(126)	(181)
Deferred revenue	(5,651)	(3,810)	16,881
Net cash provided by (used in) operating activities	23,061	(29,760)	13,018
Investing activities
Purchases of property and equipment	(868)	(804)	(363)
Purchases of investments	(163,025)	(89,188)	(29,929)
Maturities of investments	178,462	45,540	26,655
Net cash provided by (used in) investing activities	14,569	(44,452)	(3,637)
Financing activities
Principal payments on loan payable	(7,175)	(7,916)	(4,909)
Repayment of leasehold improvement loan	0	(266)	(332)
Proceeds from public offering of common stock, net of underwriting discounts and commissions	46,995	86,579	0
Proceeds from exercise of stock options	1,844	1,009	32
Income tax benefit from exercise of stock options	130	0	0
Payment of public offering costs	(310)	(1,436)	(2,024)
Net cash provided by (used in) financing activities	41,484	77,970	(7,233)
Net increase in cash and cash equivalents	79,114	3,758	2,148
Cash and cash equivalents at beginning of period	13,396	9,638	7,490
Cash and cash equivalents at end of period	92,510	13,396	9,638
Supplemental cash flow information:
Cash paid for income taxes	225	0	0
Cash paid for interest	287	992	1,601
Purchases of property and equipment unpaid at period end	42	60	0
Initial public offering costs incurred but unpaid at period end	$ 0	$ 0	$ 475